Employee Future Benefits - Schedule of Net Benefit Costs (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Defined Benefit Pension Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	$ 62	$ 106
Interest costs	159	114
Expected return on plan assets	(202)	(194)
Amortization of actuarial (gains) losses	(9)	4
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	12	(10)
Net Benefit Cost	21	19
OPEB Plans
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service costs	22	35
Interest costs	30	21
Expected return on plan assets	(22)	(23)
Amortization of actuarial (gains) losses	(19)	(10)
Amortization of past service credits/plan amendments	(1)	(1)
Regulatory adjustments	5	4
Net Benefit Cost	$ 15	$ 26